INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

	Note	As of December 31, 2016	As of December 31, 2017

Customer relationships	8	104,322	379,322
Favorable leases	8	15,500	15,500
Licenses		—	6,000

		119,822	400,822
Less: accumulated amortization		(27,253)	(52,356)

Intangible assets, net		92,569	348,466

Schedule of Estimated future amortization expense
Fiscal year ending December 31,
2018	37,829
2019	37,829
2020	29,680
2021	29,680
2022	29,680
Thereafter	183,768

Total	348,466